Note 15 - Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about other payables [text block]
	December 31,
	2024	2023
	(USD in thousands)
Employee cost liabilities	$860	$894
Other liabilities	67	112
Total other payables	$927	$1,006